Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CORPORATE INCOME FUND, INC.
Entity Central Index Key	0000949820
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000166313
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	I Class
Trading Symbol	(TICCX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023. Corporate bonds generated positive excess returns during the rally and the broader reporting period.

  Security selection within the banking sector, the consumer noncylical sector, and the communication sector boosted performance relative to its style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, with our underweight in capital goods notably outperforming verses the index.

  Key rate positioning hindered performance. Overweights to the 2-year, 5-year, and 10-year key rates detracted as the yields on the respective bonds ended the period higher. Similarly, the longer-duration profile held throughout mid-2023 hindered performance as yields rose.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate nonindex sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds decreased slightly over the reporting period but continues to represent its largest absolute and relative position. We also increased our allocation to non-U.S. investment-grade bonds.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/2015
Corporate Income Fund (I Class)	5.15%	0.70%	2.26%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.17
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	4.40	0.98	2.55

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 541,725,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	90.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$541,725
Number of Portfolio Holdings	328

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.9%
AA Rated	4.3
A Rated	31.6
BBB Rated	54.7
BB Rated and Below	3.7
Not Rated	1.4
U.S. Treasury Securities	1.6
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Citigroup	1.9%
U.S. Treasury Bonds	1.6
AbbVie	1.4
Morgan Stanley	1.4
Charter Communications Operating	1.4
Solventum	1.4
Rogers Communications	1.3
Goldman Sachs Group	1.2
CVS Health	1.2
Santander UK Group Holdings	1.2

Material Fund Change [Text Block]
C000005519
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Investor Class
Trading Symbol	(PRPIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023. Corporate bonds generated positive excess returns during the rally and the broader reporting period.

  Security selection within the banking sector, the consumer noncylical sector, and the communication sector boosted performance relative to its style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, with our underweight in capital goods notably outperforming verses the index.

  Key rate positioning hindered performance. Overweights to the 2-year, 5-year, and 10-year key rates detracted as the yields on the respective bonds ended the period higher. Similarly, the longer-duration profile held throughout mid-2023 hindered performance as yields rose.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate nonindex sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds decreased slightly over the reporting period but continues to represent its largest absolute and relative position. We also increased our allocation to non-U.S. investment-grade bonds.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Corporate Income Fund (Investor Class)	4.82%	0.52%	1.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	4.40	0.98	2.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 541,725,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	90.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$541,725
Number of Portfolio Holdings	328

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.9%
AA Rated	4.3
A Rated	31.6
BBB Rated	54.7
BB Rated and Below	3.7
Not Rated	1.4
U.S. Treasury Securities	1.6
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Citigroup	1.9%
U.S. Treasury Bonds	1.6
AbbVie	1.4
Morgan Stanley	1.4
Charter Communications Operating	1.4
Solventum	1.4
Rogers Communications	1.3
Goldman Sachs Group	1.2
CVS Health	1.2
Santander UK Group Holdings	1.2

Material Fund Change [Text Block]
C000225817
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Z Class
Trading Symbol	(TRZCX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023. Corporate bonds generated positive excess returns during the rally and the broader reporting period.

  Security selection within the banking sector, the consumer noncylical sector, and the communication sector boosted performance relative to its style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, with our underweight in capital goods notably outperforming verses the index.

  Key rate positioning hindered performance. Overweights to the 2-year, 5-year, and 10-year key rates detracted as the yields on the respective bonds ended the period higher. Similarly, the longer-duration profile held throughout mid-2023 hindered performance as yields rose.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate nonindex sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds decreased slightly over the reporting period but continues to represent its largest absolute and relative position. We also increased our allocation to non-U.S. investment-grade bonds.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Corporate Income Fund (Z Class)	5.44%	- 2.25%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	4.40	- 2.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 541,725,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	90.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$541,725
Number of Portfolio Holdings	328

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.9%
AA Rated	4.3
A Rated	31.6
BBB Rated	54.7
BB Rated and Below	3.7
Not Rated	1.4
U.S. Treasury Securities	1.6
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Citigroup	1.9%
U.S. Treasury Bonds	1.6
AbbVie	1.4
Morgan Stanley	1.4
Charter Communications Operating	1.4
Solventum	1.4
Rogers Communications	1.3
Goldman Sachs Group	1.2
CVS Health	1.2
Santander UK Group Holdings	1.2

Material Fund Change [Text Block]